Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 29, 2012 Carrying value [Member]	Dec. 29, 2012 Fair value [Member]	Dec. 29, 2012 10.00% senior notes due 2017 [Member]	Dec. 31, 2011 10.00% senior notes due 2017 [Member]	Dec. 29, 2012 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]
Debt Instrument [Line Items]
Aggregate impairment charges	$ 66,100,000
Goodwill		983,100,000	918,900,000
Write-down of goodwill amount	64,217,000
Write-down of long-lived assets, amount	1,900,000
Carrying value for long-lived assets	3,700,000
Write-down to fair value of long-lived assets	1,800,000
Impairment charges for long-lived assets	1,900,000
Senior notes, interest rate	10.00%
Principal amount of debt				736,700,000	750,000,000	1,152,400,000	1,174,400,000
Fair value of debt				$ 682,900,000	$ 688,100,000	$ 1,047,100,000	$ 1,103,900,000